28. SHARE-BASED COMPENSATION PLANS (Details 4)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Plans
Dividend yield
Expected volatility	31.70%	24.60%	24.60%
Risk-free interest rate	2.94%	1.83%	1.83%
Expected life (years)	10 years	10 years	10 years